Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	NTPIF
Entity Registrant Name	Nam Tai Property Inc.
Entity Central Index Key	0000829365
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	60,547,760
Entity Interactive Data Current	No
Entity File Number	001-31583
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 2, Namtai RoadGushu Community, Xixiang Township
Entity Address, Address Line Two	Bao’an District
Entity Address, City or Town	Shenzhen City 518000, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Title of 12(b) Security	Common shares, $0.01 par value per share
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MRI MOORES ROWLAND LLP
Auditor Firm ID	6955
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nam Tai Property Inc. and Subsidiaries (the Company) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive income/(loss), shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the consolidated financial statements). Our audits also included the financial statement schedules in Schedule 1. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statement schedules listed in Schedule 1, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated April 29, 2026, expressed an unqualified opinion thereon.

Business Contact
Document Information [Line Items]
Contact Personnel Name	Yuhua (Lillian) Zhang
Entity Address, Address Line One	No. 2, Namtai RoadGushu Community, Xixiang Township
Entity Address, Address Line Two	Bao’an District
Entity Address, City or Town	Shenzhen City 518000, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Contact Personnel Email Address	ir@namtai.com.cn
City Area Code	852)
Local Phone Number	3955-2809